STOCK-BASED COMPENSATION - Stock options (Details) - Ifrs Employee Stock Option [Member]		12 Months Ended
	Jan. 01, 2021 Options $ / shares shares	Dec. 31, 2020 CAD ($) Options $ / shares shares	Dec. 31, 2019 CAD ($) Options $ / shares shares	Dec. 31, 2018 shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)		5.00%
Maximum number of common shares reserved for issuance | shares				35,700,000
Number of stock options vested within 30 days of grant date | shares		395,164	527,975
Vesting period		3 years	3 years
Number of stock options
Outstanding, beginning of year | Options	3,421,404	4,122,300	6,361,265
Granted during the year | Options		1,583,150	2,118,850
Exercised during the year | Options		(2,170,460)	(4,214,332)
Forfeited during the year | Options		(113,586)	(143,093)
Expired during the year | Options			(390)
Outstanding, end of year | Options		3,421,404	4,122,300
Options exercisable, end of year | Options		852,588	1,195,730
Weighted average exercise price
Options outstanding, beginning of year | $ / shares	$ 65.27	$ 54.86	$ 47.65
Granted during the year | $ / shares		80.04	55.10
Exercised during the year | $ / shares		56.33	44.05
Forfeited during the year | $ / shares		63.88	56.47
Expired during the year | $ / shares			28.03
Options outstanding, end of year | $ / shares		65.27	54.86
Options exercisable, end of year | $ / shares		60.61	51.39
Average share price of common shares | $ / shares		$ 87.92	$ 66.49
Fair value at grant date | $		$ 13.68	$ 10.44
Common stock reserved for future issuance | shares		3,421,404
Number of common shares available for grant | shares		3,602,050
Maximum
Share based compensation
Option term (expiration period)		5 years
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares	397,688
Vesting period	3 years
Number of stock options
Granted during the year | Options	1,590,750